Shareholder Report, Average Annual Return (Details)	12 Months Ended	29 Months Ended	56 Months Ended	60 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Clifford Capital Focused Small Cap Value Fund (Institutional Class)
Average Annual Return [Line Items]
Average Annual Return, Percent	11.95%			8.07%
Clifford Capital Focused Small Cap Value Fund (Investor Class)
Average Annual Return [Line Items]
Average Annual Return, Percent	11.81%		8.48%
Clifford Capital Focused Small Cap Value Fund (Super Institutional Class)
Average Annual Return [Line Items]
Average Annual Return, Percent	12.13%		8.82%
Clifford Capital International Value Fund (Institutional Class)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.26%	6.78%
Clifford Capital International Value Fund (Investor Class)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.97%	6.51%
Clifford Capital International Value Fund (Super Institutional Class)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.23%	6.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%		15.06%	16.26%
Russell 2000® Total Return Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.88%		8.88%	9.29%
MSCI EAFE Value Net Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.38%	13.38%